Reconciliation of Plan Financial Statements to the Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
Net assets available for benefits:
EBP, Reconciliation of Financial Statement to Form 5500	Reconciliation of Plan Financial Statements to the Form 5500
The following is a reconciliation of the Plan financial statements to the Form 5500 for the years ended December 31, 2025 and 2024:

	2025	2024
Net assets available for benefits:
Net assets available for benefits per Plan financial statements	$4,467,170	$3,827,258
Deemed distributions	(10,507)	(13,132)
Net assets available for benefits per Form 5500	$4,456,663	$3,814,126

2025
Net income:
Net increase in net assets available for benefits per Plan financial statements	$639,912
Deemed distributions	2,625
Net Income per Form 5500	$642,537